BUSINESS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS
1.	BUSINESS
Description of the Business
Stem, Inc. and its subsidiaries (together, “Stem” or the “Company”) is one of the largest digitally connected, intelligent energy storage networks, providing customers (i) with an energy storage system, sourced from leading, global battery original equipment manufacturers (“OEMs”), that the Company delivers through its partners, including solar project developers and engineering, procurement and construction firms and (ii) through its Athena
®
artificial intelligence (“AI”) platform (“Athena”), with ongoing software-enabled services to operate the energy storage systems for up to 20 years. In addition, in all the markets where the Company operates its customers’ systems, the Company has agreements to manage the energy storage systems using the Athena platform to participate in energy markets and to share the revenue from such market participation.
The Company delivers its battery hardware and software-enabled services through its Athena platform to its customers. The Company’s hardware and recurring software-enabled services mitigate customer energy costs through services such as time-of-use
and demand charge management optimization and by aggregating the dispatch of energy through a network of virtual power plants. The resulting network created by the Company’s growing customer base increases grid resilience and reliability through the real-time processing of market-based demand cycles, energy prices and other factors in connection with the deployment of renewable energy resources to such customers. Additionally, the Company’s energy storage solutions support renewable energy generation by alleviating grid intermittency issues and thereby reducing customer dependence on traditional, fossil fuel resources.
The Company operated as Rollins Road Acquisition Company (f/k/a Stem, Inc.) (“Legacy Stem”) prior to the Merger (as defined below). Stem, Inc. was incorporated on March 16, 2009 in the State of Delaware and is headquartered in San Francisco, California.
Star Peak Acquisition Corp. Merger
On December 3, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Star Peak Transition Corp. (“STPK”), an entity listed on the New York Stock Exchange under the trade symbol “STPK”, and STPK Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of STPK (“Merger Sub”), providing for, among other things, and subject to the conditions therein, the combination of the Company and STPK pursuant to the merger of Merger Sub with and into the Company with the Company continuing as the surviving entity (the “Merger”).
On April 28, 2021, shareholders of STPK approved the Merger, under which Stem received approximately $550.3 million, net of fees and expenses as follows (in thousands):

Recapitalization
Cash — STPK trust and working capital cash	$383,383
Cash — PIPE (as described below)	225,000
Less: transaction costs and advisory fees paid	(58,061)

Merger and PIPE financing	$550,322

Immediately prior to the closing of the Merger, (i) all issued and outstanding shares of Legacy Stem preferred stock, par value $0.00001 per share (the “Legacy Stem Preferred Stock”), were converted into shares of Legacy Stem common stock, par value $0.000001 per share (the “Legacy Stem Common Stock”) in accordance with Legacy Stem’s amended and restated certificate of incorporation, (ii) all outstanding convertible promissory notes of Legacy Stem (the “Legacy Stem Convertible Notes”) were converted into Legacy Stem Preferred Stock in accordance with the terms of the Legacy Stem Convertible Notes and (iii) certain warrants issued by Legacy Stem to purchase Legacy Stem Common Stock and Legacy Stem Preferred Stock (the “Legacy Stem Warrants”) were exercised by holders into Legacy Stem Common Stock in accordance with the terms thereof. Upon the consummation of the Merger, each share of Legacy Stem common stock then issued and outstanding was canceled and converted into the right to receive shares of common stock of Stem using an exchange ratio of 4.6432.
In connection with the execution of the Merger Agreement, STPK entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and STPK agreed to sell to the Subscribers, an aggregate of 22,500,000 shares of common stock (the “PIPE Shares”), for a purchase price of $10 per share and an aggregate purchase price of $225.0 million, in a private placement pursuant to the subscription agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Merger. The Merger is accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“GAAP”). Under this method of accounting, STPK was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Stem issuing stock for the net assets of STPK, accompanied by a recapitalization. The net liabilities of STPK of $302.2 million, comprised primarily of the warrant liabilities associated with the Public and Private Placement Warrants discussed in Note 13 —
Warrants
, are stated at historical cost, with no goodwill or other intangible assets recorded.
Liquidity
The accompanying consolidated financial statements have been prepared in accordance with GAAP and with the instructions to Form
10-K
and Regulation
S-X,
assuming the Company will continue as a going concern. As of December 31, 2021, the Company had cash and cash equivalents of $747.8 million, short-term investments of $173.0 million, an accumulated deficit of $509.1 million and net working capital of $935.9 million, with $15.3 million of financing obligation coming due within the next 12 months. During the year ended December 31, 2021, the Company incurred a net loss of $101.2 million and had negative cash flows from operating activities of $101.3 million. However, the net proceeds from the Merger of $550.3 million, the proceeds of $145.3 million from the exercise of Public Warrants (as described in Note 13 —
Warrants
), and the net proceeds of $445.7 million from the issuance of the Company’s 0.50% Green Convertible Senior Notes due 2028 (the “2028 Convertible Notes”) (as described in Note 12 —
Convertible Promissory Notes
) provided the Company with a significant amount of cash proceeds. As discussed in Note 21 —
Subsequent Events
, the Company completed the acquisition of 100% of the outstanding shares of AlsoEnergy, Inc., (“AlsoEnergy”) for an aggregate purchase price of $695.0 million, consisting of approximately 75% in cash. The Company believes that its cash position is sufficient to meet capital and liquidity requirements for at least the next 12 months after the date that the financial statements are available to be issued.
The Company’s business prospects are subject to risks, expenses, and uncertainties frequently encountered by companies in the early stages of commercial operations. Prior to the Merger, the Company had been funded primarily by equity financings, convertible promissory notes and borrowings from affiliates. The attainment of profitable operations is dependent upon future events, including obtaining adequate financing to complete the Company’s development activities, securing adequate supplier relationships, building its customer base, successfully executing its business and marketing strategy, and hiring and retaining appropriate personnel. Failure to generate sufficient revenues, achieve planned gross margins and operating profitability, control operating costs, or secure additional funding may require the Company to modify, delay or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results and financial condition.
COVID-19
The ongoing
COVID-19
pandemic has resulted and may continue to result in widespread adverse impacts on the global and U.S. economies. Ongoing government and business responses to
COVID-19,
along with the
COVID-19
Omicron variant and resurgence of related disruptions, could have a continued material adverse effect on economic and market conditions and trigger a period of continued global and U.S. economic slowdown.
The Company’s industry is currently facing shortages and shipping delays affecting the supply of energy storage systems, batteries, modules and component parts for inverters and battery energy storage systems available for purchase. These shortages and delays can be attributed in part to the
COVID-19
pandemic and resulting government action. While a majority of the Company’s suppliers have secured sufficient quantities to permit them to continue delivery and installing through the end of 2022, if these shortages and delays persist into 2023, they could adversely affect the timing of when energy storage systems can be delivered and installed and when the Company can begin to generate revenue from those systems. The Company cannot predict the full effect the
COVID-19
pandemic will have on its business, cash flows, liquidity, financial condition and results of operations at this time due to numerous uncertainties. The Company will continue to monitor developments affecting its workforce, its customers and its business operations generally, and will take actions it determines are necessary in order to mitigate these effects.